Schedule of financial instruments at fair value through profit or loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	R$ 2,395,087	R$ 3,310,174
Non-current financial assets at fair value through profit or loss	190,321	59,879
Total Financial assets at fair value through profit or loss	2,585,408	3,370,053
Current financial liabilities at fair value through profit or loss		8,722
Non-current financial liabilities at fair value through profit or loss	101,822	97,535
Total financial liabilites at fair value through profit or loss	101,822	106,257
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	2,585,408	3,370,053
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilites at fair value through profit or loss	101,822	106,257
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	2,383,059	3,305,109
Financial Investmentes 1 [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	2,383,059	3,305,109
Trading securities [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	12,028	5,065
Trading securities [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	12,028	5,065
Investment property [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets at fair value through profit or loss	190,321	59,879
Investment Property 1 [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets at fair value through profit or loss	190,321	59,879
Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities at fair value through profit or loss		8,722
Non-current financial liabilities at fair value through profit or loss	101,822	97,535
Derivatives [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities at fair value through profit or loss		8,722
Derivatives 1 [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities at fair value through profit or loss	101,822	97,535
Derivatives 1 [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities at fair value through profit or loss	R$ 101,822	R$ 97,535